Expenses by Nature	12 Months Ended
Sep. 30, 2022
Expenses by Nature
Expenses by Nature

4.    Expenses by Nature

	Year ended	Year ended	Year ended
	30 September	30 September	30 September
	2022	2021	2020
	$'000	$'000	$'000
Employee benefit expense and other staff costs	21,148	10,936	3,090
Capitalised within intangible assets	(4,920)	(3,478)	(1,534)
Legal and professional	6,355	4,733	424
Foreign exchange	13,535	623	(10)
Property costs	754	187	159
Share based compensation	22,915	165	122
Depreciation	369	53	5
Depreciation of right of use asset	923	—	—
Other expenses	11,074	1,340	517
Total administrative expenses	72,153	14,559	2,773